Document and Entity Information	Sep. 03, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000109177
Document Type	8-K
Document Period End Date	Sep. 03, 2025
Entity Registrant Name	SPECTRUM BRANDS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-4219
Entity Tax Identification Number	74-1339132
Entity Address, Address Line One	3001 Deming Way
Entity Address, City or Town	Middleton
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53562
City Area Code	(608)
Local Phone Number	275-3340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SPB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false